Fees Summary	Dec. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,948,545,615.66
Previously Paid Amount	0
Total Fee Amount	3,583,494.15
Total Offset Amount	0
Net Fee	$ 3,583,494.15